SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding because their inclusion would have been anti-dilutive:

	December 31,
	2023	2022
Options	9,000,000	1,000,000
Warrants	3,850,000	1,100,000
Total	12,850,000	2,100,000

DHC Acquisition Corp [Member]
SCHEDULE OF CLASS A ORDINARY SHARES REFLECTED IN CONSOLIDATED BALANCE SHEETS

At December 31, 2023 and 2022, the Class A ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$309,450,720
Less:
Proceeds allocated to Public Warrants	(10,211,874)
Class A ordinary shares issuance costs	(16,924,264)
Plus:
Accretion of carrying value to redemption value	27,136,138
Class A ordinary shares subject to possible redemption as of December 31, 2021	309,450,720
Plus:
Accretion of carrying value to redemption value	4,462,497
Class A ordinary shares subject to possible redemption as of December 31, 2022	313,913,217
Less:
Redemption	(296,216,878)
Plus:
Accretion of carrying value to redemption value	4,360,577
Class A ordinary shares subject to possible redemption as of December 31, 2023	$22,056,916

SUMMARY OF BASIC AND DILUTED INCOME (LOSS) PER ORDINARY SHARE

The following tables reflect the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	For the Years Ended December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share
Numerator:
Allocation of net (loss) income, as adjusted	$(3,841,312)	$(3,038,682)	$5,765,370	$1,441,343
Denominator:
Basic and diluted weighted average shares outstanding	9,779,707	7,736,268	30,945,072	7,736,268
Basic net (loss) income per ordinary share	$(0.39)	$(0.39)	$0.19	$0.19